Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	As at December 31,
	2021	2020
	Israel Shekels
Bank Mizrahi Current Account No. 684795	16,579	-
Bank Mizrahi Current Account No. 073959	680,040	149,791
Bank Mizrahi Current Account No. 073959 FX	24,411	-
SVB Bank	62,351	-
	783,380	149,791